[ROPES & GRAY LETTERHEAD]


July 6, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Undiscovered Managers Funds
File Nos. 333-37711 and 811-08437

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Undiscovered Managers Funds (the "Trust") pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and Regulation S-T, are supplements to the Trust's Institutional Class Prospectus, Investor Class Prospectus and Class C Prospectus, each dated December 28, 1999.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7811. Thank you.

Sincerely yours,

/s/ Gregory C. Davis
Gregory C. Davis

Enclosures

cc:	Mark P. Hurley




<PAGE BREAK>



                         UNDISCOVERED MANAGERS FUNDS

                       Supplement dated July 5, 2000 to
                 the Class C Prospectus dated December 28, 1999


I.	EFFECTIVE AS OF JULY 5, 2000, THE 1.00% REDEMPTION
FEE IMPOSED ON SHAREHOLDERS OF UM INTERNATIONAL EQUITY
FUND HAS BEEN ELIMINATED.  CONSEQUENTLY, UNDER "THE
FUNDS' FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS,
THE INFORMATION IN THE TABLE RELATING TO SHAREHOLDER
FEES OF UM INTERNATIONAL EQUITY FUND AND THE EXAMPLE
RELATING TO UM INTERNATIONAL EQUITY FUND ARE REPLACED
WITH THE FOLLOWING:

                                                       INTERNATIONAL
                                                        EQUITY FUND

                                                          CLASS C

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load)                                2.00%

   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                     1.00%

   Maximum Deferred Sales Charge (Load) (as a
   percentage of net amount invested or redemption
   proceeds, as applicable (1)                             1.00%

   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends                                               none

Redemption Fees (as a percentage of the amount
redeemed, if applicable) (2)                               none

Exchange Fees (as a percentage of the amount
exchanged, if applicable)                                  none

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest
$10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year and (iii) each Fund's operating expenses remain the same. Costs are shown for when you redeem and when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   International Equity Fund

One Year ...............$346
Three Years.............$1,283
Five Years..............$2,229
Ten Years...............$4,625

<PAGE BREAK>

(1)	A contingent deferred sales charge of
1.00% may apply to any Class C share
purchase if an investor sells the shares within 18 months. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less. The contingent deferred sales charge does not apply to reinvested distributions. See Buying
Shares -- Contingent Deferred Sales
Charge below.

(2)	Redemptions by wire transfer are subject
to a wire fee (currently $5) that is
deducted from the redemption proceeds.


In addition, under "Selling Shares -- Contingent
Redemption Fee" on page 29 of the Prospectus, all references to UM International Equity Fund imposing a redemption fee are hereby deleted.


II.	EFFECTIVE AS OF JULY 5, 2000, RUSSELL J. FULLER,
FREDERICK W. STANSKE, MARK MOON AND BRENDAN S.
MACMILLAN HAVE DAY-TO-DAY RESPONSIBILITY FOR MANAGING
THE PORTFOLIO OF UNDISCOVERED MANAGERS BEHAVIORAL
GROWTH FUND.  CONSEQUENTLY, THE SECOND PARAGRAPH UNDER
"THE FUNDS' MANAGEMENT -- SUB-ADVISERS AND PORTFOLIO
MANAGERS" ON PAGE 20 OF THE PROSPECTUS IS HEREBY
REPLACED WITH THE FOLLOWING:

Russell J. Fuller, Frederick W. Stanske, Mark Moon and Brendan S. MacMillan have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller founded Fuller
& Thaler and has served as its President since
1993.  He was a Vice President of Strategic
Development of Concord Capital Management from
1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State
University from 1984 to 1990.  Mr Stanske joined
Fuller & Thaler in 1996 as a Vice President and
Portfolio Manager and became a Senior Vice
President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Moon joined Fuller & Thaler in
January, 1999 as a Vice President and Portfolio
Manager.  Prior to joining Fuller & Thaler, Mr.
Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as
Assistant Treasurer at Amgen Inc. from 1989 to
1995.  Mr. MacMillan joined Fuller & Thaler in
April, 1999 as a Vice President and Portfolio
Manager.  Prior to joining Fuller & Thaler, Mr.
MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research &
Management, Inc. from 1995 to 1999.


III.  	EFFECTIVE AS OF JULY 5, 2000, RALPH L. BLOCK
IS ASSUMING THE RESPONSIBILITY OF CO-MANAGING
UNDISCOVERED MANAGERS REIT FUND'S PORTFOLIO ON A DAY-
TO-DAY BASIS.  CONSEQUENTLY, UNDER "THE FUNDS'
MANAGEMENT -- SUB-ADVISERS AND PORTFOLIO MANAGERS," THE
FIRST PARAGRAPH ON PAGE 21 OF THE PROSPECTUS IS HEREBY
REPLACED WITH THE FOLLOWING:

William F.K. Schaff and Ralph L. Block have day-to-day responsibility for managing the REIT Fund's portfolio.
 Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The
<PAGE BREAK>
Essential REIT. Mr. Block is Bay Isle's chief REIT analyst and has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.


IV.	EFFECTIVE AS OF JULY 5, 2000, WHEN A FUND REQUIRES A
SIGNATURE GUARANTEE, A MEDALLION SIGNATURE GUARANTEE MUST BE PROVIDED. A MEDALLION SIGNATURE GUARANTEE MAY BE OBTAINED FROM A DOMESTIC BANK OR TRUST COMPANY, BROKER, DEALER, CLEARING AGENCY, SAVINGS ASSOCIATION, OR OTHER FINANCIAL INSTITUTION WHICH IS PARTICIPATING IN A MEDALLION PROGRAM RECOGNIZED BY THE SECURITIES TRANSFER ASSOCIATION. THE THREE RECOGNIZED MEDALLION PROGRAMS ARE SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (STAMP), STOCK EXCHANGES MEDALLION PROGRAM (SEMP) AND NEW YORK STOCK EXCHANGE, INC. MEDALLION SIGNATURE PROGRAM (NYSE MSP). SIGNATURE GUARANTEES FROM FINANCIAL INSTITUTIONS WHICH ARE NOT PARTICIPATING IN ONE OF THESE PROGRAMS WILL NOT BE ACCEPTED.




<PAGE BREAK>




                        UNDISCOVERED MANAGERS FUNDS

                      Supplement dated July 5, 2000 to
          the Institutional Class Prospectus dated December 28, 1999


I.	EFFECTIVE AS OF JULY 5, 2000, THE 1.00% REDEMPTION FEE
IMPOSED ON SHAREHOLDERS OF UM INTERNATIONAL EQUITY FUND HAS BEEN ELIMINATED. CONSEQUENTLY, UNDER "THE FUNDS' FEES AND EXPENSES" ON PAGE 27 OF THE PROSPECTUS, THE INFORMATION IN THE TABLE RELATING TO SHAREHOLDER FEES OF UM INTERNATIONAL EQUITY FUND AND THE EXAMPLE RELATING TO UM INTERNATIONAL EQUITY FUND ARE REPLACED WITH THE FOLLOWING:

                                                       INTERNATIONAL
                                                        EQUITY FUND

                                                       INSTITUTIONAL
                                                           CLASS

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases           none

Maximum Deferred Sales Charge (Load)                       none

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                       none

Redemption Fees (as a percentage of the amount
redeemed, if applicable) (1)                               none

Exchange Fees (as a percentage of the
amount exchanged, if applicable)                           none

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year and (iii) each Fund's operating expenses remain the same. Costs are shown for when you redeem and when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             International Equity Fund

One Year ...............$148
Three Years.............$1,103
Five Years..............$1,864
Ten Years...............$3,862

(1)	Redemptions by wire transfer are subject to a wire
fee (currently $5) that is deducted from the redemption proceeds.

<PAGE BREAK>
In addition, under "Selling Shares -- Contingent Redemption Fee" on page 43 of the Prospectus, all references to UM International
Equity Fund imposing a redemption fee are hereby deleted.


II.	EFFECTIVE AS OF JULY 5, 2000, RUSSELL J. FULLER, FREDERICK
W. STANSKE, MARK MOON AND BRENDAN S. MACMILLAN HAVE DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE PORTFOLIO OF EACH OF UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND, UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND AND UNDISCOVERED MANAGERS BEHAVIORAL LONG/SHORT FUND.
 CONSEQUENTLY, THE SECOND, THIRD AND FOURTH PARAGRAPHS UNDER "THE FUNDS' MANAGEMENT -- SUB-ADVISERS AND PORTFOLIO MANAGERS" ON PAGE 34 OF THE PROSPECTUS ARE HEREBY REPLACED WITH THE FOLLOWING:

Russell J. Fuller, Frederick W. Stanske, Mark Moon and Brendan S. MacMillan have day-to-day responsibility for managing the portfolio of each of the Behavioral Growth Fund, the Behavioral Value Fund and the Behavioral Long/Short Fund. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Moon joined Fuller & Thaler in January, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as Assistant Treasurer at Amgen Inc. from 1989 to 1995. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.


III.  	EFFECTIVE AS OF JULY 5, 2000, RALPH L. BLOCK IS
ASSUMING THE RESPONSIBILITY OF CO-MANAGING UNDISCOVERED MANAGERS REIT FUND'S PORTFOLIO ON A DAY-TO-DAY BASIS. CONSEQUENTLY, UNDER "THE FUNDS' MANAGEMENT -- SUB-ADVISERS AND PORTFOLIO MANAGERS," THE SECOND PARAGRAPH ON PAGE 35 OF THE PROSPECTUS IS HEREBY REPLACED WITH THE FOLLOWING:

William F.K. Schaff and Ralph L. Block have day-to-day responsibility for managing the REIT Fund's portfolio.
 Mr. Schaff has served as a portfolio manager and Chief
Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential
REIT. Mr. Block is Bay Isle's chief REIT analyst and has served as a REIT analyst for Bay Isle since 1993. Mr.
Block was also a Partner of the law firm of Graven Perry
Block Brody & Qualls from 1969 to 1995.

<PAGE BREAK>

IV.	EFFECTIVE AS OF JULY 5, 2000, WHEN A FUND REQUIRES A
SIGNATURE GUARANTEE, A MEDALLION SIGNATURE GUARANTEE MUST BE PROVIDED. A MEDALLION SIGNATURE GUARANTEE MAY BE OBTAINED FROM A DOMESTIC BANK OR TRUST COMPANY, BROKER, DEALER, CLEARING AGENCY, SAVINGS ASSOCIATION, OR OTHER FINANCIAL INSTITUTION WHICH IS PARTICIPATING IN A MEDALLION PROGRAM RECOGNIZED BY THE SECURITIES TRANSFER ASSOCIATION. THE THREE RECOGNIZED MEDALLION PROGRAMS ARE SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (STAMP), STOCK EXCHANGES MEDALLION PROGRAM (SEMP) AND NEW YORK STOCK EXCHANGE, INC. MEDALLION SIGNATURE PROGRAM (NYSE MSP). SIGNATURE GUARANTEES FROM FINANCIAL INSTITUTIONS WHICH ARE NOT PARTICIPATING IN ONE OF THESE PROGRAMS WILL NOT BE ACCEPTED.




<PAGE BREAK>





                        UNDISCOVERED MANAGERS FUNDS

                      Supplement dated July 5, 2000 to
           the Investor Class Prospectus dated December 28, 1999


I.	EFFECTIVE AS OF JULY 5, 2000, RUSSELL J. FULLER, FREDERICK
W. STANSKE, MARK MOON AND BRENDAN S. MACMILLAN HAVE DAY-TO-DAY
RESPONSIBILITY FOR MANAGING THE PORTFOLIO OF UNDISCOVERED
MANAGERS BEHAVIORAL GROWTH FUND.  CONSEQUENTLY, THE SECOND
PARAGRAPH UNDER "THE FUNDS' MANAGEMENT -- SUB-ADVISERS AND
PORTFOLIO MANAGERS" ON PAGE 17 OF THE PROSPECTUS IS HEREBY
REPLACED WITH THE FOLLOWING:

Russell J. Fuller, Frederick W. Stanske, Mark Moon and Brendan S. MacMillan have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990.
Mr Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Moon joined Fuller & Thaler in January, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as Assistant Treasurer at Amgen Inc. from 1989 to 1995. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager.
Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.


II.  	EFFECTIVE AS OF JULY 5, 2000, RALPH L. BLOCK IS
ASSUMING THE RESPONSIBILITY OF CO-MANAGING UNDISCOVERED MANAGERS
REIT FUND'S PORTFOLIO ON A DAY-TO-DAY BASIS.  CONSEQUENTLY, UNDER
"THE FUNDS' MANAGEMENT -- SUB-ADVISERS AND PORTFOLIO MANAGERS,"
THE LAST PARAGRAPH ON PAGE 17 OF THE PROSPECTUS IS HEREBY
REPLACED WITH THE FOLLOWING:

William F.K. Schaff and Ralph L. Block have day-to-day responsibility for managing the REIT Fund's portfolio.
 Mr. Schaff has served as a portfolio manager and Chief
Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential
REIT. Mr. Block is Bay Isle's chief REIT analyst and has served as a REIT analyst for Bay Isle since 1993. Mr.
Block was also a Partner of the law firm of Graven Perry
Block Brody & Qualls from 1969 to 1995.

<PAGE BREAK>

III.	EFFECTIVE AS OF JULY 5, 2000, WHEN A FUND REQUIRES A
SIGNATURE GUARANTEE, A MEDALLION SIGNATURE GUARANTEE MUST BE PROVIDED. A MEDALLION SIGNATURE GUARANTEE MAY BE OBTAINED FROM A DOMESTIC BANK OR TRUST COMPANY, BROKER, DEALER, CLEARING AGENCY, SAVINGS ASSOCIATION, OR OTHER FINANCIAL INSTITUTION WHICH IS PARTICIPATING IN A MEDALLION PROGRAM RECOGNIZED BY THE SECURITIES TRANSFER ASSOCIATION. THE THREE RECOGNIZED MEDALLION PROGRAMS ARE SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (STAMP), STOCK EXCHANGES MEDALLION PROGRAM (SEMP) AND NEW YORK STOCK EXCHANGE, INC. MEDALLION SIGNATURE PROGRAM (NYSE MSP). SIGNATURE GUARANTEES FROM FINANCIAL INSTITUTIONS WHICH ARE NOT PARTICIPATING IN ONE OF THESE PROGRAMS WILL NOT BE ACCEPTED.